The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96 .1%
Aerospace — 0 .1%
30,500 Allient Inc. ................................................ $ 770,735
58,585 Innovative Solutions and Support Inc. † ..... 351,510
7,000 Kratos Defense & Security Solutions Inc. † 140,070
1,262,315
Agriculture — 0 .1%
10,000 Cadiz Inc. † ............................................... 30,900
56,000 Limoneira Co. ........................................... 1,165,360
1,196,260
Automotive — 0 .4%
33,000 Blue Bird Corp. † ....................................... 1,777,050
450,000 Iveco Group NV ........................................ 5,045,781
64,500 The Shyft Group Inc. ................................ 764,970
7,587,801
Automotive: Parts and Accessories — 4 .4%
147,500 BorgWarner Inc. ....................................... 4,755,400
840,000 Brembo NV .............................................. 9,224,478
94,022 China Automotive Systems Inc. † ............... 333,778
76,000 Commercial Vehicle Group Inc. † ............... 372,400
1,115,000 Dana Inc. ................................................. 13,513,800
279,900 Modine Manufacturing Co. † ...................... 28,043,181
55,000 Monro Inc. ............................................... 1,312,300
4,300 O'Reilly Automotive Inc. † ......................... 4,541,058
29,000 Phinia Inc. ................................................ 1,141,440
45,000 Puradyn Filter Technologies Inc. † .............. 0
180,000 Standard Motor Products Inc. ................... 4,991,400
253,000 Strattec Security Corp. † (a) ....................... 6,325,000
18,400 Thor Industries Inc. .................................. 1,719,480
76,273,715
Aviation: Parts and Services — 1 .5%
20,000 AAR Corp. † .............................................. 1,454,000
9,500 Astronics Corp. † ...................................... 190,285
23,200 Astronics Corp. , Cl. B † ............................. 466,320
55,374 Ducommun Inc. † ..................................... 3,215,014
88,900 Moog Inc. , Cl. A ....................................... 14,872,970
18,112 Moog Inc. , Cl. B ....................................... 3,020,357
20,000 Woodward Inc. ......................................... 3,487,600
26,706,546
Broadcasting — 1 .2%
165,000 Beasley Broadcast Group Inc. , Cl. A † ........ 108,488
10,000 Cogeco Communications Inc. ................... 377,106
24,000 Cogeco Inc. .............................................. 845,583
300,000 Corus Entertainment Inc. , Cl. B ................. 32,894
36,500 Fox Corp. , Cl. A ........................................ 1,254,505
5,000 Fox Corp. , Cl. B ........................................ 160,100
25,000 Gray Television Inc. .................................. 130,000
71,700 Gray Television Inc. , Cl. A ......................... 648,168
631,524 Grupo Televisa SAB , ADR ......................... 1,749,321
280,000 ITV plc ..................................................... 284,928
Shares
Market
Value
13,000 Liberty Broadband Corp. , Cl. A † ................ $ 709,800
11,000 Liberty Broadband Corp. , Cl. C † ................ 603,020
20,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 1,284,600
27,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 1,939,680
34,452 Liberty Media Corp.-Liberty SiriusXM † ...... 763,456
64,000 Liberty Media Corp.-Liberty SiriusXM ,
Cl. A † ................................................... 1,417,600
22,000 Nexstar Media Group Inc. ......................... 3,652,220
100,000 Salem Media Group Inc. † ......................... 23,000
500,000 Sirius XM Holdings Inc. ............................ 1,415,000
95,000 Sphere Entertainment Co. † ....................... 3,330,700
15,000 TEGNA Inc. .............................................. 209,100
37,000 Townsquare Media Inc. , Cl. A .................... 405,520
21,344,789
Building and Construction — 6 .3%
77,500 Arcosa Inc. ............................................... 6,464,275
200,000 Armstrong Flooring Inc. † .......................... 40
20,000 D.R. Horton Inc. ....................................... 2,818,600
30,000 Gibraltar Industries Inc. † .......................... 2,056,500
214,000 Herc Holdings Inc. .................................... 28,524,060
71,000 KB Home ................................................. 4,982,780
3,000 Legacy Housing Corp. † ............................ 68,820
345,000 Lennar Corp. , Cl. B ................................... 48,103,350
1,000 Meritage Homes Corp. .............................. 161,850
1,160 NVR Inc. † ................................................ 8,802,730
37,200 PulteGroup Inc. ........................................ 4,095,720
427 The Monarch Cement Co. ......................... 83,265
107,000 Titan Machinery Inc. † ............................... 1,701,300
13,000 Toll Brothers Inc. ...................................... 1,497,340
109,360,630
Business Services — 2 .5%
13,000 ACCO Brands Corp. .................................. 61,100
1,045,000 Clear Channel Outdoor Holdings Inc. † ....... 1,473,450
59,000 Element Solutions Inc. .............................. 1,600,080
22,900 Keweenaw Land Association Ltd. † ............ 691,580
35,500 Live Nation Entertainment Inc. † ................ 3,327,770
40,000 Loomis AB ............................................... 1,041,608
92,340 Madison Square Garden Entertainment
Corp. † .................................................. 3,160,798
14,500 McGrath RentCorp ................................... 1,544,975
31,000 Outfront Media Inc. , REIT ......................... 443,300
24,000 RB Global Inc. .......................................... 1,832,640
20,000 Sealed Air Corp. ....................................... 695,800
345,000 Sohgo Security Services Co. Ltd. .............. 2,014,805
66,000 The Interpublic Group of Companies Inc. .. 1,919,940
25,000 TransAct Technologies Inc. † ..................... 94,250
1,600,000 Trans-Lux Corp. † (a) ................................. 1,520,000
34,000 United Rentals Inc. ................................... 21,988,820
43,410,916

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable — 0 .1%
54,500 AMC Networks Inc. , Cl. A † ........................ $ 526,470
60,000 EchoStar Corp. , Cl. A † .............................. 1,068,600
105,000 WideOpenWest Inc. † ................................ 568,050
2,163,120
Communications Equipment — 0 .1%
150,000 Telesat Corp. † .......................................... 1,365,000
Computer Software and Services — 1 .4%
370,000 Alithya Group Inc. , Cl. A † .......................... 584,600
1,300 GSE Systems Inc. † ................................... 5,980
11,000 MKS Instruments Inc. ............................... 1,436,380
24,500 Rockwell Automation Inc. ......................... 6,744,360
31,000 Tyler Technologies Inc. † ........................... 15,586,180
24,357,500
Consumer Products — 1 .4%
150,000 1-800-Flowers.com Inc. , Cl. A † ................. 1,428,000
67,000 Brunswick Corp. ....................................... 4,875,590
32,000 Chofu Seisakusho Co. Ltd. ........................ 439,157
39,700 Church & Dwight Co. Inc. ......................... 4,116,096
56,000 Energizer Holdings Inc. ............................. 1,654,240
2,000 Harley-Davidson Inc. ................................ 67,080
4,000 HNI Corp. ................................................. 180,080
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 81,158
3,200 LCI Industries .......................................... 330,816
216,000 Marine Products Corp. .............................. 2,181,600
7,000 National Presto Industries Inc. .................. 525,910
225,000 Sally Beauty Holdings Inc. † ...................... 2,414,250
215,000 Samick Musical Instruments Co. Ltd. ........ 177,904
3,700 Shimano Inc. ............................................ 571,363
9,500 Steven Madden Ltd. .................................. 401,850
18,000 The Scotts Miracle-Gro Co. ....................... 1,171,080
8,000 Vista Outdoor Inc. † .................................. 301,200
9,500 WD-40 Co. ............................................... 2,086,580
120,000 Wolverine World Wide Inc. ....................... 1,622,400
24,626,354
Consumer Services — 1 .0%
53,000 Bowlin Travel Centers Inc. † ....................... 218,625
16,000 H&E Equipment Services Inc. ................... 706,720
5,000 IAC Inc. † .................................................. 234,250
180,000 OPENLANE Inc. † ...................................... 2,986,200
272,000 Rollins Inc. ............................................... 13,270,880
17,416,675
Diversified Industrial — 12 .3%
10,000 Acuity Brands Inc. .................................... 2,414,400
51,000 Albany International Corp. , Cl. A ................ 4,306,950
205,000 Ampco-Pittsburgh Corp. † ......................... 157,850
15,000 Ardagh Group SA † ................................... 58,350
73,000 Burnham Holdings Inc. , Cl. A .................... 938,050
355,000 Crane Co. ................................................. 51,467,900
Shares
Market
Value
160,700 Crane NXT Co. .......................................... $ 9,870,194
99,000 Distribution Solutions Group Inc. † ............ 2,970,000
5,000 Enerpac Tool Group Corp. ......................... 190,900
73,000 Enpro Inc. ................................................ 10,626,610
103,500 Greif Inc. , Cl. A ......................................... 5,948,145
93,500 Greif Inc. , Cl. B ......................................... 5,842,815
201,500 Griffon Corp. ............................................ 12,867,790
32,000 Hyster-Yale Inc. ........................................ 2,231,360
255,085 INNOVATE Corp. † ..................................... 154,225
6,000 JSP Corp. ................................................ 86,220
114,000 L.B. Foster Co. , Cl. A † ............................... 2,453,280
40,000 Lincoln Electric Holdings Inc. .................... 7,545,600
30,200 Lindsay Corp. ........................................... 3,710,976
37,500 Matthews International Corp. , Cl. A ........... 939,375
970,000 Myers Industries Inc. ................................ 12,978,600
70,000 Oil-Dri Corp. of America ............................ 4,486,300
13,000 Olin Corp. ................................................ 612,950
323,000 Park-Ohio Holdings Corp. ......................... 8,362,470
12,500 Pentair plc ................................................ 958,375
14,000 Roper Technologies Inc. ........................... 7,891,240
53,200 Sonoco Products Co. ................................ 2,698,304
48,900 Standex International Corp. ....................... 7,880,235
84,500 Steel Partners Holdings LP † ..................... 3,145,825
13,000 T. Hasegawa Co. Ltd. ................................ 270,682
7,000 Terex Corp. .............................................. 383,880
334,000 Textron Inc. .............................................. 28,677,240
600,000 Tredegar Corp. ......................................... 2,874,000
220,500 Trinity Industries Inc. ................................ 6,597,360
212,598,451
Electronics — 3 .7%
106,500 Badger Meter Inc. ..................................... 19,846,275
199,000 Bel Fuse Inc. , Cl. A (a) ............................... 16,101,090
400,000 CTS Corp. ................................................ 20,252,000
60,000 Daktronics Inc. † ....................................... 837,000
120,000 Gentex Corp. ............................................ 4,045,200
20,000 IMAX Corp. † ............................................ 335,400
10,000 Napco Security Technologies Inc. .............. 519,500
30,000 Renesas Electronics Corp. ........................ 561,066
60,000 Stoneridge Inc. † ....................................... 957,600
63,455,131
Energy and Utilities — 2 .4%
9,800 Chesapeake Utilities Corp. ........................ 1,040,760
35,000 CMS Energy Corp. .................................... 2,083,550
20,000 Consolidated Water Co. Ltd. ...................... 530,800
36,000 Diamondback Energy Inc. ......................... 7,206,840
138,358 Dril-Quip Inc. † .......................................... 2,573,459
74,000 Energy Recovery Inc. † .............................. 983,460
29,000 Landis+Gyr Group AG ............................... 2,343,369
21,500 Marathon Petroleum Corp. ........................ 3,729,820
3,500 Middlesex Water Co. ................................. 182,910
60,000 Northwest Natural Holding Co. .................. 2,166,600

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
21,500 Northwestern Energy Group Inc. ............... $ 1,076,720
10,000 Otter Tail Corp. ......................................... 875,900
42,206 RGC Resources Inc. ................................. 863,113
1,680,000 RPC Inc. .................................................. 10,500,000
8,000 SJW Group .............................................. 433,760
32,000 Southwest Gas Holdings Inc. .................... 2,252,160
6,800 Spire Inc. ................................................. 412,964
31,000 The York Water Co. ................................... 1,149,790
54,000 Vestas Wind Systems A/S † ....................... 1,250,377
41,656,352
Entertainment — 2 .2%
166,321 Atlanta Braves Holdings Inc. , Cl. A † .......... 6,874,047
242,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 9,544,480
92,000 Inspired Entertainment Inc. † ..................... 841,800
16,856 Liberty Media Corp.-Liberty Live , Cl. A † .... 632,269
9,768 Liberty Media Corp.-Liberty Live , Cl. C † .... 373,821
33,000 Lionsgate Studios Corp. † ......................... 265,980
35,000 Madison Square Garden Sports Corp. † ..... 6,584,550
100,000 Manchester United plc , Cl. A † ................... 1,614,000
273,000 Sinclair Inc. .............................................. 3,639,090
7,800 Take-Two Interactive Software Inc. † .......... 1,212,822
3,500 The Walt Disney Co. ................................. 347,515
47,700 TKO Group Holdings Inc. .......................... 5,151,123
35,000 Universal Entertainment Corp. ................... 342,843
104,000 Warner Bros Discovery Inc. † .................... 773,760
38,198,100
Environmental Services — 0 .6%
58,500 Republic Services Inc. .............................. 11,368,890
Equipment and Supplies — 18 .8%
17,200 A.O. Smith Corp. ...................................... 1,406,616
386,500 AMETEK Inc. ............................................ 64,433,415
40,000 Ardagh Metal Packaging SA ...................... 136,000
54,500 AZZ Inc. ................................................... 4,210,125
9,200 Chart Industries Inc. † ............................... 1,327,928
312,000 Core Molding Technologies Inc. † .............. 4,973,280
91,500 Crown Holdings Inc. ................................. 6,806,685
2,025 Danaher Corp. .......................................... 505,946
100,000 Donaldson Co. Inc. ................................... 7,156,000
38,700 Entegris Inc. ............................................. 5,239,980
182,500 Federal Signal Corp. ................................. 15,269,775
241,000 Flowserve Corp. ....................................... 11,592,100
152,000 Franklin Electric Co. Inc. ........................... 14,640,640
416,000 Graco Inc. ................................................ 32,980,480
33,000 IDEX Corp. ............................................... 6,639,600
125,000 Interpump Group SpA .............................. 5,552,876
6,800 Littelfuse Inc. ........................................... 1,738,012
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 916,838
65,000 Minerals Technologies Inc. ....................... 5,405,400
6,000 MSA Safety Inc. ....................................... 1,126,140
Shares
Market
Value
935,000 Mueller Industries Inc. .............................. $ 53,238,900
335,000 Mueller Water Products Inc. , Cl. A ............. 6,003,200
3,500 Teleflex Inc. .............................................. 736,155
166,500 Tennant Co. .............................................. 16,390,260
733,000 The Gorman-Rupp Co. .............................. 26,908,430
87,000 The Greenbrier Companies Inc. ................. 4,310,850
50,500 The Manitowoc Co. Inc. † .......................... 582,265
50,000 The Middleby Corp. † ................................ 6,130,500
36,000 The Timken Co. ........................................ 2,884,680
30,000 The Toro Co. ............................................ 2,805,300
6,000 Valmont Industries Inc. ............................. 1,646,700
7,875 Watsco Inc. , Cl. B ..................................... 3,689,831
43,500 Watts Water Technologies Inc. , Cl. A ......... 7,976,595
325,361,502
Financial Services — 6 .1%
7,000 Ameris Bancorp ....................................... 352,450
12,300 Capitol Federal Financial Inc. ..................... 67,527
20,700 Crazy Woman Creek Bancorp Inc. † ........... 517,500
45,000 Eagle Bancorp Inc. ................................... 850,500
325,000 Energy Transfer LP ................................... 5,271,500
240 Farmers & Merchants Bank of Long Beach 1,128,000
355,000 Flushing Financial Corp. ............................ 4,668,250
66,000 FNB Corp. ................................................ 902,880
300,000 GAM Holding AG † .................................... 66,782
25,000 Hanover Bancorp Inc. ............................... 412,500
270,000 Hope Bancorp Inc. .................................... 2,899,800
410,000 Huntington Bancshares Inc. ...................... 5,403,800
665,000 KKR & Co. Inc. ......................................... 69,984,600
80,000 Medallion Financial Corp. .......................... 614,400
8,000 PROG Holdings Inc. .................................. 277,440
55,500 Sandy Spring Bancorp Inc. ....................... 1,351,980
47,000 Synovus Financial Corp. ........................... 1,888,930
16,000 TFS Financial Corp. ................................... 201,920
15,000 Thomasville Bancshares Inc. ..................... 973,500
230,000 Valley National Bancorp ............................ 1,605,400
34,308 Value Line Inc. ......................................... 1,477,645
10,000 Waterloo Investment Holdings Ltd. † (b) ..... 5,000
99,000 Webster Financial Corp. ............................ 4,315,410
141,000 Wright Investors' Service Holdings Inc. † ... 22,560
105,260,274
Food and Beverage — 4 .6%
424,500 Arca Continental SAB de CV ...................... 4,174,231
14,000 BellRing Brands Inc. † ............................... 799,960
75,000 Brown-Forman Corp. , Cl. A ....................... 3,309,750
40,000 Bull-Dog Sauce Co. Ltd. ............................ 501,461
82,000 China Tontine Wines Group Ltd. † .............. 5,670
268,000 Crimson Wine Group Ltd. † ....................... 1,599,960
220,000 Denny's Corp. † ........................................ 1,562,000
500,000 Dynasty Fine Wines Group Ltd. † ............... 19,208
98,000 Farmer Brothers Co. † ............................... 262,640
400,000 Flowers Foods Inc. ................................... 8,880,000

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
114,000 ITO EN Ltd. .............................................. $ 2,467,201
92,000 Iwatsuka Confectionery Co. Ltd. ................ 1,487,874
23,000 J & J Snack Foods Corp. .......................... 3,734,510
96,000 Kameda Seika Co. Ltd. .............................. 2,532,911
1,200,000 Kikkoman Corp. ........................................ 13,898,937
635,000 Maple Leaf Foods Inc. .............................. 10,638,646
12,000 MEIJI Holdings Co. Ltd. ............................ 258,736
8,000 MGP Ingredients Inc. ................................ 595,200
124,000 Morinaga Milk Industry Co. Ltd. ................ 2,598,073
7,500 National Beverage Corp. ........................... 384,300
130,500 Nissin Foods Holdings Co. Ltd. ................. 3,310,964
13,000 Post Holdings Inc. † .................................. 1,354,080
60,000 Rock Field Co. Ltd. ................................... 544,844
3,500 The Boston Beer Co. Inc. , Cl. A † ............... 1,067,675
70,000 The Hain Celestial Group Inc. † .................. 483,700
56,000 The J.M. Smucker Co. .............................. 6,106,240
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 753,133
33,475 Tootsie Roll Industries Inc. ....................... 1,023,331
370,000 Vina Concha y Toro SA ............................. 432,378
950,000 Vitasoy International Holdings Ltd. ............ 717,757
20,000 Willamette Valley Vineyards Inc. † .............. 78,600
205,000 Yakult Honsha Co. Ltd. ............................. 3,665,128
79,249,098
Health Care — 3 .1%
1,400 Align Technology Inc. † ............................. 338,002
6,700 Bio-Rad Laboratories Inc. , Cl. A † .............. 1,829,837
12,500 Bruker Corp. ............................................ 797,625
600 Chemed Corp. .......................................... 325,548
21,000 CONMED Corp. ........................................ 1,455,720
325,000 Cutera Inc. † ............................................. 490,750
50,000 Dexcom Inc. † ........................................... 5,669,000
50,000 Evolent Health Inc. , Cl. A † ......................... 956,000
215,200 Globus Medical Inc. , Cl. A † ....................... 14,739,048
70,000 Henry Schein Inc. † ................................... 4,487,000
28,000 ICU Medical Inc. † ..................................... 3,325,000
33,000 Masimo Corp. † ........................................ 4,156,020
45,000 Neogen Corp. † ......................................... 703,350
4,000 NeoGenomics Inc. † .................................. 55,480
40,000 Neuronetics Inc. † ..................................... 72,000
172,000 OPKO Health Inc. † .................................... 215,000
145,000 Orthofix Medical Inc. † .............................. 1,922,700
4,000 Patterson Companies Inc. ......................... 96,480
70,500 QuidelOrtho Corp. † ................................... 2,342,010
24,000 Seikagaku Corp. ....................................... 131,121
22,800 STERIS plc ............................................... 5,005,512
19,000 Straumann Holding AG ............................. 2,353,720
3,000 Stryker Corp. ............................................ 1,020,750
25,000 SurModics Inc. † ....................................... 1,051,000
12,800 Teladoc Health Inc. † ................................. 125,184
Shares
Market
Value
400 The Cooper Companies Inc. ...................... $ 34,920
38,000 United-Guardian Inc. ................................ 339,720
54,038,497
Home Furnishings — 0 .3%
161,500 Bassett Furniture Industries Inc. ............... 2,294,915
5,000 Ethan Allen Interiors Inc. .......................... 139,450
57,000 La-Z-Boy Inc. ........................................... 2,124,960
4,559,325
Hotels and Gaming — 3 .9%
48,000 Boyd Gaming Corp. .................................. 2,644,800
190,000 Canterbury Park Holding Corp. ................. 4,149,600
137,000 Churchill Downs Inc. ................................ 19,125,200
120,000 Formosa International Hotels Corp. ........... 774,934
530,000 Full House Resorts Inc. † ........................... 2,650,000
48,000 Gaming and Leisure Properties Inc. , REIT . 2,170,080
750,000 Genting Singapore Ltd. ............................. 478,429
120,000 Golden Entertainment Inc. ........................ 3,733,200
2,250,000 Mandarin Oriental International Ltd. .......... 3,892,500
3,000 Penn Entertainment Inc. † ......................... 58,065
235,500 Ryman Hospitality Properties Inc. , REIT .... 23,517,030
2,500,000 The Hongkong & Shanghai Hotels Ltd. ...... 1,850,417
150,000 The Marcus Corp. ..................................... 1,705,500
13,000 Wynn Resorts Ltd. ................................... 1,163,500
67,913,255
Machinery — 2 .0%
350,000 Astec Industries Inc. ................................. 10,381,000
1,415,000 CNH Industrial NV .................................... 14,333,950
100,000 Kennametal Inc. ....................................... 2,354,000
4,700 Nordson Corp. ......................................... 1,090,118
160,000 The Eastern Co. ........................................ 4,075,200
150,000 Twin Disc Inc. ........................................... 1,767,000
34,001,268
Manufactured Housing and Recreational
Vehicles — 1 .8%
58,000 Cavco Industries Inc. † .............................. 20,077,860
73,000 Nobility Homes Inc. .................................. 2,193,650
80,500 Skyline Champion Corp. † ......................... 5,453,875
51,500 Winnebago Industries Inc. ........................ 2,791,300
30,516,685
Metals and Mining — 0 .1%
45,000 Ivanhoe Mines Ltd. , Cl. A † ........................ 580,571
95,000 Kinross Gold Corp. ................................... 790,400
50,000 Sierra Metals Inc. † ................................... 28,193
1,399,164
Publishing — 0 .3%
2,700 Graham Holdings Co. , Cl. B ....................... 1,888,785
4,500 John Wiley & Sons Inc. , Cl. B ................... 182,790
34,000 News Corp. , Cl. A ..................................... 937,380

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing (Continued)
775,000 The E.W. Scripps Co. , Cl. A † ..................... $ 2,433,500
5,442,455
Real Estate — 1 .8%
82,500 Capital Properties Inc. , Cl. A ..................... 837,375
18,007 Gyrodyne LLC † ........................................ 146,217
17,500 Lamar Advertising Co. , Cl. A, REIT ............ 2,091,775
89,500 Morguard Corp. ........................................ 7,272,917
30,000 Reading International Inc. , Cl. A † .............. 42,600
4,835 Reading International Inc. , Cl. B † .............. 64,789
36,000 Seritage Growth Properties , Cl. A † ............ 168,120
130,200 Tejon Ranch Co. † ..................................... 2,221,212
346,200 The St. Joe Co. ......................................... 18,937,140
100,000 Trinity Place Holdings Inc. † ...................... 11,700
31,793,845
Retail — 5 .8%
111,000 AutoNation Inc. † ...................................... 17,691,180
117,500 Big 5 Sporting Goods Corp. ...................... 347,800
1,100 Biglari Holdings Inc. , Cl. A † ...................... 1,003,750
296,000 Copart Inc. † ............................................. 16,031,360
130,000 Hertz Global Holdings Inc. † ...................... 458,900
201,000 Ingles Markets Inc. , Cl. A .......................... 13,790,610
52,000 Lands' End Inc. † ...................................... 706,680
70,000 Movado Group Inc. ................................... 1,740,200
157,000 Nathan's Famous Inc. ............................... 10,641,460
69,000 Penske Automotive Group Inc. .................. 10,282,380
80,000 Pets at Home Group plc ............................ 298,732
478,000 Rush Enterprises Inc. , Cl. B ...................... 18,756,720
17,500 Salvatore Ferragamo SpA ......................... 148,153
15,000 The Cheesecake Factory Inc. ..................... 589,350
24,500 Tractor Supply Co. .................................... 6,615,000
60,000 Village Super Market Inc. , Cl. A ................. 1,584,600
500 Winmark Corp. ......................................... 176,315
100,863,190
Specialty Chemicals — 2 .0%
3,200 Albemarle Corp. ....................................... 305,664
28,000 Ashland Inc. ............................................. 2,645,720
238,000 H.B. Fuller Co. .......................................... 18,316,480
36,000 Hawkins Inc. ............................................ 3,276,000
25,000 Huntsman Corp. ....................................... 569,250
5,600 NewMarket Corp. ..................................... 2,887,192
8,400 Quaker Chemical Corp. ............................. 1,425,480
2,000 Rogers Corp. † .......................................... 241,220
24,000 Sensient Technologies Corp. ..................... 1,780,560
2,500 Takasago International Corp. ..................... 61,144
91,200 The General Chemical Group Inc. † (b) ........ 0
80,000 Valvoline Inc. † .......................................... 3,456,000
34,964,710
Shares
Market
Value
Telecommunications — 0 .8%
9,000 Consolidated Communications Holdings
Inc. † ..................................................... $ 39,600
61,000 Gogo Inc. † ............................................... 586,820
3,500 IDT Corp. , Cl. B ........................................ 125,720
165,000 Liberty Global Ltd. , Cl. A † ......................... 2,875,950
132,000 Liberty Global Ltd. , Cl. C † ......................... 2,356,200
57,718 Liberty Latin America Ltd. , Cl. A † .............. 554,670
100 Liberty Latin America Ltd. , Cl. B † .............. 1,600
85,100 Nuvera Communications Inc. .................... 748,880
82,000 Rogers Communications Inc. , Cl. B ........... 3,032,360
110,000 Shenandoah Telecommunications Co. ....... 1,796,300
40,000 Telephone and Data Systems Inc. .............. 829,200
42,856 VEON Ltd. , ADR † ..................................... 1,111,685
14,058,985
Transportation — 2 .8%
343,200 GATX Corp. .............................................. 45,425,952
18,600 Irish Continental Group plc ....................... 109,558
124,000 Navigator Holdings Ltd. ............................ 2,165,040
52,511 Steel Connect Inc. † .................................. 674,241
48,374,791
Wireless Communications — 0 .2%
49,000 United States Cellular Corp. † .................... 2,735,180
TOTAL COMMON STOCKS ........................ 1,664,880,769
CLOSED-END FUNDS — 0 .1%
39,500 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 421,070
32,229 The European Equity Fund Inc. .................. 289,471
110,000 The New Germany Fund Inc. ..................... 894,850
TOTAL CLOSED-END FUNDS .................... 1,605,391
PREFERRED STOCKS — 0 .2%
Automotive: Parts and Accessories — 0 .2%
82,500 Jungheinrich AG ....................................... 2,717,750
RIGHTS — 0.0%
Communications Equipment — 0.0%
60,500 Pineapple Energy Inc. , CVR † ..................... 63,840
WARRANTS — 0.0%
Diversified Industrial — 0.0%
140,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 7,000
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable — 0.0%
$ 100,000 AMC Networks Inc. ,
4.250% , 02/15/29 (c) ............................. 96,335

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 2 .9%
$ 51,070,000 U.S. Treasury Bills,
5.275 % to 5.326% †† ,
07/18/24 to 11/21/24 ............................ $ 50,788,865
TOTAL MISCELLANEOUS INVESTMENTS
— 0 .7% (d) ........................................... 12,907,669
TOTAL INVESTMENTS — 100.0%
(Cost $ 498,164,382 ) ............................. $ 1,733,067,619
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust